S000036907 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	165 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA Global Fixed Income Markets Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.24%	(2.31%)	1.19%
Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.28%	2.15%	4.57%
iBoxx Global Government Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.64%	(0.19%)	0.92%
iShares Euro High Yield Corporate Bond USD Hedged ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.22%	2.00%	4.32%
Performance Inception Date					Apr. 03, 2012
iShares Euro High Yield Corporate Bond USD Hedged ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.57%	0.73%	3.35%
iShares Euro High Yield Corporate Bond USD Hedged ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.19%	0.96%	2.94%

[1]	The Fund began comparing its performance to the ICE BofA Global Fixed Income Markets Index on June 27, 2025 as it represents the broad global fixed income market.
[2]	The Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD (Spliced) reflects the performance of the Markit iBoxx Global Developed Markets ex-US High Yield Index through November 2, 2025 and the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD thereafter, which reflect the times when each index was the Underlying Index of the Fund.
[3]	Effective approximately one year from June 27, 2025, the Fund will no longer compare its performance to this index.